Inventories, Net - Schedule of Movements in Inventories (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Inventories, Net [Abstract]
Inventories allowance, beginning	$ 804,463	$ 626,968	$ 748,048
Additions	28,214	21,989	56,415
Inventories allowance, ending	$ 832,677	$ 648,957	$ 804,463